Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2025	December 31, 2024
Current liabilities	€m	€m
Trade payables	433.4	409.2
Accruals and deferred income	132.1	213.8
Trade terms payable	154.5	112.4
Social security and other taxes	34.7	33.9
Other payables	19.9	21.7
Financial payables	20.3	38.1
Total current trade and other payables	794.9	829.1
Non-current liabilities
Accruals and deferred income	0.4	0.5
Total non-current trade and other payables	0.4	0.5
Total trade and other payables	795.3	829.6